Related party transactions (Details 1) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Due to related parties	$ 501,500	$ 33,814
Zhejiang Tantech Bamboo Technology Co., Limited [Member]
Due to related parties	144,525	24,496
Yefang Zhango [Member]
Due to related parties	356,975	9,150
Forasen Holdings Group Co., Ltd [Member]
Due to related parties	$ 0	$ 168